Credit Quality of Financing Receivables and the Allowance for Doubtful Receivables (Tables)	12 Months Ended
Mar. 31, 2012
Financing Receivables And Allowance For Doubtful Receivables

Financing receivables and allowance for doubtful receivables as of March 31, 2011 and 2012 are as follows:

	Millions of Yen
	March 31, 2011
	Lease receivables	Installment loans	Installment receivables and other	Total
Allowance for doubtful receivables:
Individually evaluated	¥4,554	¥710	¥1,249	¥6,513
Collectively evaluated	5,973	1,062	1,236	8,271

Total: Allowance for doubtful receivables	¥10,527	¥1,772	¥2,485	¥14,784

Financing receivables:
Individually evaluated	72,080	1,105	4,112	77,297
Collectively evaluated	520,271	73,301	46,093	639,665

Total: Financing receivables	¥592,351	¥74,406	¥50,205	¥716,962

	Millions of Yen
	March 31, 2012
	Lease receivables	Installment loans	Installment receivables and other	Total
Allowance for doubtful receivables:
Beginning balance	¥10,527	¥1,772	¥2,485	¥14,784

Charge-offs	(1,288)	(31)	(78)	(1,397)
Recoveries	(7)	—	—	(7)
Provision	(655)	6	195	(454)
Translation adjustments	(105)	—	(7)	(112)
Ending balance	¥8,472	¥1,747	¥2,595	¥12,814

Individually evaluated	2,069	662	2,061	4,792
Collectively evaluated	6,403	1,085	534	8,022

Financing receivables:
Individually evaluated	¥64,622	¥927	¥5,258	¥70,807
Collectively evaluated	548,209	84,181	42,194	674,584

Total: Financing receivables	¥612,831	¥85,108	¥47,452	¥745,391

	Thousands of U.S. Dollars
	March 31, 2012
	Lease receivables	Installment loans	Installment receivables and other	Total
Allowance for doubtful receivables:
Beginning balance	$128,378	$21,610	$30,305	$180,293

Charge-offs	(15,708)	(378)	(951)	(17,037)
Recoveries	(85)	—	—	(85)
Provision	(7,988)	73	2,378	(5,537)
Translation adjustments	(1,280)	—	(86)	(1,366)
Ending balance	$103,317	$21,305	$31,646	$156,268

Individually evaluated	$25,232	$8,073	$25,134	$58,439
Collectively evaluated	78,085	13,232	6,512	97,829

Financing receivables:
Individually evaluated	$788,073	$11,305	$64,122	$863,500
Collectively evaluated	6,685,476	1,026,597	514,561	8,226,634

Total: Financing receivables	$7,473,549	$1,037,902	$578,683	$9,090,134

Age Analysis

Analysis of the age of the recorded financing receivables as of March 31, 2011 and 2012 is as follows:

	Millions of Yen
	March 31, 2011
	Lease receivables	Installment loans	Installment receivables and other	Total
Current	¥584,918	¥74,373	¥48,544	¥707,835
Overdue	7,433	33	1,661	9,127

Total: Financing receivables	¥592,351	¥74,406	¥50,205	¥716,962

	Millions of Yen
	March 31, 2012
	Lease receivables	Installment loans	Installment receivables and other	Total
Current	¥608,336	¥84,274	¥45,049	¥737,659
Overdue	4,495	834	2,403	7,732

Total: Financing receivables	¥612,831	¥85,108	¥47,452	¥745,391

	Thousands of U.S. Dollars
	March 31, 2012
	Lease receivables	Installment loans	Installment receivables and other	Total
Current	$7,418,732	$1,027,731	$549,378	$8,995,841
Overdue	54,817	10,171	29,305	94,293

Total: Financing receivables	$7,473,549	$1,037,902	$578,683	$9,090,134